Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense	The components of income tax expense (benefit) were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Current
Federal	$34	$(237)
State	118	68
Total current provision (benefit)	$152	$(169)

Schedule of Effective Income Tax Rate Differed from Amount Computed by Applying Federal Statutory Rate
The effective income tax rate differed from the amount computed by applying the federal statutory rate to the Company’s loss before income taxes as follows:

	Year Ended December 31,
	2024	2023
Tax effected at statutory rate	21.0%	21.0%
State taxes	(0.3)	6.4
Stock compensation	(1.3)	(1.2)
Non-deductible expenses	(0.9)	(0.6)
Federal research and development credits	2.9	4.2
Other	(0.1)	0.4
Change in valuation allowance	(21.6)	(30.0)
Total	(0.3)%	0.2%

Schedule of Total Deferred Tax Assets
The Company’s total deferred tax assets are as follows (in thousands):

	December 31,
	2024	2023
Deferred tax asset:
Federal net operating loss carryforward	$40,218	$29,529
State net operating loss carryforward	13,145	8,581
R&D credit carryforwards	16,339	14,589
Capitalized start-up costs	176	196
Accruals and reserves	492	802
Stock-based compensation	2,444	2,381
Lease liability	2,078	2,934
Capitalized R&E	38,007	44,366
Total deferred tax asset	112,899	103,378

	December 31,
	2024	2023
Deferred tax liability:
Fixed assets	$(140)	$(603)
Right-of-use asset	(1,004)	(1,554)
Total deferred tax liability	(1,144)	(2,157)
Net deferred tax asset and liability before valuation allowance	111,755	101,221
Valuation allowance	(111,755)	(101,221)
Net deferred tax asset	$—	$—

Schedule of Changes in Balance of Gross Unrecognized Tax Benefits
The aggregate changes in the balance of gross unrecognized tax benefits were as follows (dollars in thousands):

	Year Ended December 31,
	2024	2023
Balance at the beginning of the year	$949	$—
Beginning balance adjustment	—	927
Increases related to tax positions taken from prior years	59	22
Ending balance	$1,008	$949